UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Treaty Oak Capital Management, LP
Address: 301 Congress Avenue
         Suite 520
         Austin, TX  78701

13F File Number:  28-11608

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John J. Myers
Title:     Manager of the General Partner
Phone:     512.481.1970

Signature, Place, and Date of Signing:

     John J. Myers     Austin, Texas     May 14, 2007


Report Type (Check only one.):

[  ]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[ X]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

       Form 13F File Number          Name

       28-10778                      Atlas Capital Management

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     30

Form13F Information Table Value Total:     $240,722 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
APACHE CORP                    COM              037411105     3474    49134 SH       SOLE                    49134
ATWOOD OCEANICS INC            COM              050095108     8765   149352 SH       SOLE                   149352
BARRETT BILL CORP              COM              06846N104     1593    49154 SH       SOLE                    49154
BPZ ENERGY INC                 COM              055639108     2032   338644 SH       SOLE                   338644
CAMERON INTERNATIONAL CORP     COM              13342B105     6189    98565 SH       SOLE                    98565
CHEVRON CORP NEW               COM              166764100    16775   226806 SH       SOLE                   226806
COMPLETE PRODUCTION SERVICES   COM              20453E109      325    16299 SH       SOLE                    16299
DIAMOND OFFSHORE DRILLING IN   COM              25271C102    10380   128224 SH       SOLE                   128224
DRIL-QUIP INC                  COM              262037104     9559   220873 SH       SOLE                   220873
ENERGY PARTNERS LTD            COM              29270U105     1885   103869 SH       SOLE                   103869
ENSCO INTL INC                 COM              26874Q100     2897    53250 SH       SOLE                    53250
FOREST OIL CORP                COM PAR $0.01    346091705     5903   176881 SH       SOLE                   176881
FRONTIER OIL CORP              COM              35914P105     4506   138066 SH       SOLE                   138066
GLOBALSANTAFE CORP             SHS              G3930E101    25972   421074 SH       SOLE                   421074
GREEN PLAINS RENEWABLE ENERG   COM              393222104      535    25465 SH       SOLE                    25465
GULF ISLAND FABRICATION INC    COM              402307102      670    25048 SH       SOLE                    25048
HELIX ENERGY SOLUTIONS GRP I   COM              42330P107    10165   272600 SH       SOLE                   272600
HESS CORP                      COM              42809H107     2790    50303 SH       SOLE                    50303
HERCULES OFFSHORE INC          COM              427093109    10380   395296 SH       SOLE                   395296
MCMORAN EXPLORATION CO         COM              582411104     1040    75863 SH       SOLE                    75863
METHANEX CORP                  COM              59151K108     1317    58961 SH       SOLE                    58961
NATIONAL OILWELL VARCO INC     COM              637071101    22313   286842 SH       SOLE                   286842
NEWFIELD EXPL CO               COM              651290108    18114   434279 SH       SOLE                   434279
NOBLE CORPORATION              SHS              G65422100    24060   305800 SH       SOLE                   305800
OCEANEERING INTL INC           COM              675232102     5811   137953 SH       SOLE                   137953
OIL STS INTL INC               COM              678026105     9997   311530 SH       SOLE                   311530
PETROHAWK ENERGY CORP          COM              716495106      138    10515 SH       SOLE                    10515
TRANSOCEAN INC                 ORD              G90078109    23359   285910 SH       SOLE                   285910
VALERO ENERGY CORP NEW         COM              91913Y100     6724   104262 SH       SOLE                   104262
W & T OFFSHORE INC             COM              92922P106     3054   105568 SH       SOLE                   105568